UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

FORM N-Q

MARCH 31, 2014

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited)	March 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 69.3%
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.6%
BorgWarner Inc.	12,710	$781,284

Hotels, Restaurants & Leisure - 1.4%
Yum! Brands Inc.	8,740	658,909

Multiline Retail - 1.5%
Target Corp.	11,990	725,515

Specialty Retail - 1.8%
TJX Cos. Inc.	14,030	850,919

Textiles, Apparel & Luxury Goods - 1.8%
V.F. Corp.	13,775	852,397

TOTAL CONSUMER DISCRETIONARY		3,869,024

CONSUMER STAPLES - 7.1%
Beverages - 0.7%
PepsiCo Inc.	4,215	351,952

Food & Staples Retailing - 2.3%
CVS Caremark Corp.	14,510	1,086,219

Food Products - 1.5%
Darling International Inc.	17,700	354,354	*
General Mills Inc.	7,155	370,772

Total Food Products		725,126

Household Products - 0.4%
Procter & Gamble Co.	2,167	174,660

Personal Products - 2.2%
Estee Lauder Cos. Inc., Class A Shares	15,800	1,056,704

TOTAL CONSUMER STAPLES		3,394,661

ENERGY - 8.4%
Energy Equipment & Services - 5.8%
National-Oilwell Varco Inc.	11,010	857,348
Schlumberger Ltd.	11,360	1,107,600
Tetra Technology Inc.	27,720	820,235	*

Total Energy Equipment & Services		2,785,183

Oil, Gas & Consumable Fuels - 2.6%
Apache Corp.	9,940	824,523
Hess Corp.	5,370	445,066

Total Oil, Gas & Consumable Fuels		1,269,589

TOTAL ENERGY		4,054,772

FINANCIALS - 12.6%
Banks - 4.8%
U.S. Bancorp	25,590	1,096,788
Wells Fargo & Co.	24,300	1,208,682

Total Banks		2,305,470

Capital Markets - 2.2%
State Street Corp.	14,840	1,032,122

Consumer Finance - 2.1%
American Express Co.	11,220	1,010,137

Insurance - 2.1%
Arch Capital Group Ltd.	17,860	1,027,664	*

Real Estate Investment Trusts (REITs) - 1.4%
Crown Castle International Corp.	9,330	688,367

TOTAL FINANCIALS		6,063,760

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
HEALTH CARE - 9.3%
Biotechnology - 0.8%
Gilead Sciences Inc.	5,410	$383,353	*

Health Care Equipment & Supplies - 1.5%
Covidien PLC	9,690	713,765

Health Care Providers & Services - 3.0%
Express Scripts Holding Co.	7,990	599,969	*
UnitedHealth Group Inc.	10,560	865,814

Total Health Care Providers & Services		1,465,783

Health Care Technology - 1.5%
Cerner Corp.	12,440	699,750	*

Pharmaceuticals - 2.5%
Allergan Inc.	5,290	656,489
Novo-Nordisk A/S, ADR	11,790	538,214

Total Pharmaceuticals		1,194,703

TOTAL HEALTH CARE		4,457,354

INDUSTRIALS - 6.7%
Construction & Engineering - 1.5%
Quanta Services Inc.	19,870	733,203	*

Machinery - 3.5%
Danaher Corp.	12,650	948,750
Illinois Tool Works Inc.	8,710	708,384

Total Machinery		1,657,134

Road & Rail - 1.7%
Union Pacific Corp.	4,390	823,828

TOTAL INDUSTRIALS		3,214,165

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.8%
QUALCOMM Inc.	11,050	871,403

Internet Software & Services - 3.5%
eBay Inc.	12,890	712,044	*
Google Inc., Class A Shares	860	958,478	*

Total Internet Software & Services		1,670,522

IT Services - 2.3%
Accenture PLC, Class A Shares	9,600	765,312
Visa Inc., Class A Shares	1,550	334,583

Total IT Services		1,099,895

Software - 2.9%
SAP AG, ADR	6,770	550,469
VMware Inc., Class A Shares	7,860	849,037	*

Total Software		1,399,506

Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc.	1,640	880,254
NetApp Inc.	16,210	598,149

Total Technology Hardware, Storage & Peripherals		1,478,403

TOTAL INFORMATION TECHNOLOGY		6,519,729

MATERIALS - 2.0%
Chemicals - 2.0%
Air Products & Chemicals Inc.	5,465	650,554
Potash Corp. of Saskatchewan Inc.	9,020	326,704

TOTAL MATERIALS		977,258

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY			SHARES	VALUE
UTILITIES - 1.5%
Water Utilities - 1.5%
American Water Works Co. Inc.			15,500	$703,700

TOTAL COMMON STOCKS (Cost - $19,686,762)				33,254,423

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.5%
Nelnet Student Loan Trust, 2008-2 A4 (Cost - $231,033)	1.946%	6/26/34	$222,000	232,914	(a)

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.170%	11/10/42	118,268	119,603	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.799%	12/10/49	111,441	112,202	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	3,585	3,679
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	110,569	115,437
Federal Home Loan Mortgage Corp. (FHLMC), 4030 JA	3.500%	12/15/41	288,748	287,557
Federal National Mortgage Association (FNMA), 2011-053 CY	4.000%	6/25/41	25,429	26,787
Federal National Mortgage Association (FNMA), 2011-111 VA	4.000%	1/25/23	78,119	79,104
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	75,834	77,950
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	116,618	120,026
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	170,702	179,918

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,136,853)				1,122,263

CORPORATE BONDS & NOTES - 16.0%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.2%
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	115,000	134,770

Media - 0.7%
Comcast Corp., Senior Notes	5.650%	6/15/35	200,000	226,733
Thomson Reuters Corp., Senior Notes	1.300%	2/23/17	50,000	49,783
Viacom Inc., Senior Notes	2.500%	9/1/18	50,000	50,613

Total Media				327,129

TOTAL CONSUMER DISCRETIONARY				461,899

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
PepsiCo Inc., Senior Notes	5.000%	6/1/18	245,000	274,757

ENERGY - 0.9%
Energy Equipment & Services - 0.1%
FMC Technologies Inc., Senior Notes	2.000%	10/1/17	50,000	49,876

Oil, Gas & Consumable Fuels - 0.8%
ONEOK Partners LP, Senior Notes	2.000%	10/1/17	50,000	50,263
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	250,000	253,325
Statoil ASA, Senior Notes	3.125%	8/17/17	70,000	73,883

Total Oil, Gas & Consumable Fuels				377,471

TOTAL ENERGY				427,347

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 9.2%
Banks - 5.0%
Bank of America Corp., Senior Notes	5.625%	10/14/16	$250,000	$276,400
Bank of America Corp., Senior Notes	1.350%	11/21/16	200,000	200,438
Bank of Montreal, Senior Notes	1.400%	9/11/17	75,000	74,690
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	100,000	102,231
Bank of Nova Scotia, Senior Notes	2.050%	10/30/18	125,000	124,693
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	170,000	186,260
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Notes	4.500%	1/11/21	350,000	379,279
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	2.125%	10/13/15	170,000	174,107
Fifth Third Bancorp, Senior Notes	3.625%	1/25/16	100,000	104,966
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	200,000	209,543
JPMorgan Chase & Co., Senior Notes	6.000%	1/15/18	75,000	86,152
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	175,000	184,117
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	100,000	110,230
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	175,000	181,157

Total Banks				2,394,263

Capital Markets - 1.3%
BlackRock Inc., Senior Notes	3.500%	12/10/14	160,000	163,471
BlackRock Inc., Senior Notes	4.250%	5/24/21	125,000	135,900
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	155,000	162,401
Goldman Sachs Group Inc., Senior Notes	1.336%	11/15/18	150,000	151,518	(a)

Total Capital Markets				613,290

Consumer Finance - 0.3%
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	125,000	128,401

Diversified Financial Services - 1.2%
IntercontinentalExchange Group Inc., Senior Notes	2.500%	10/15/18	45,000	45,528
IntercontinentalExchange Group Inc., Senior Notes	4.000%	10/15/23	125,000	129,931
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	200,000	282,934
NYSE Euronext, Senior Notes	2.000%	10/5/17	140,000	142,411

Total Diversified Financial Services				600,804

Real Estate Investment Trusts (REITs) - 1.4%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	50,000	52,644
HCP Inc., Senior Notes	2.625%	2/1/20	250,000	244,537
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	125,000	131,333
Hospitality Properties Trust, Senior Notes	4.650%	3/15/24	100,000	99,686
Simon Property Group LP, Senior Notes	4.200%	2/1/15	40,000	40,845
Simon Property Group LP, Senior Notes	4.125%	12/1/21	85,000	90,733

Total Real Estate Investment Trusts (REITs)				659,778

TOTAL FINANCIALS				4,396,536

HEALTH CARE - 1.3%
Biotechnology - 0.2%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	110,000	115,743

Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	3.000%	3/15/15	70,000	71,761
Stryker Corp., Senior Notes	3.000%	1/15/15	65,000	66,147

Total Health Care Equipment & Supplies				137,908

Health Care Providers & Services - 0.1%
UnitedHealth Group Inc., Senior Notes	1.400%	10/15/17	50,000	49,907

Pharmaceuticals - 0.7%
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	130,000	135,583

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals (continued)
Wyeth, Notes	5.500%	2/15/16	$165,000	$179,968

Total Pharmaceuticals				315,551

TOTAL HEALTH CARE				619,109

INDUSTRIALS - 0.1%
Machinery - 0.1%
Flowserve Corp., Senior Notes	4.000%	11/15/23	50,000	50,196

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.2%
Cisco Systems Inc., Senior Notes	2.125%	3/1/19	125,000	124,585

Internet Software & Services - 0.3%
eBay Inc., Senior Notes	1.625%	10/15/15	125,000	127,232

Semiconductors & Semiconductor Equipment - 0.7%
Altera Corp., Senior Notes	2.500%	11/15/18	75,000	75,206
Intel Corp., Senior Notes	1.350%	12/15/17	125,000	124,265
Texas Instruments Inc., Senior Notes	1.650%	8/3/19	150,000	144,936

Total Semiconductors & Semiconductor Equipment				344,407

Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	80,000	80,338
Microsoft Corp., Senior Notes	1.625%	9/25/15	160,000	162,873

Total Software				243,211

Technology Hardware, Storage & Peripherals - 0.3%
Hewlett-Packard Co., Senior Notes	1.550%	5/30/14	125,000	125,174

TOTAL INFORMATION TECHNOLOGY				964,609

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	200,000	233,120

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications Inc., Senior Notes	1.984%	9/14/18	55,000	57,823	(a)
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	150,000	177,138

TOTAL TELECOMMUNICATION SERVICES				234,961

TOTAL CORPORATE BONDS & NOTES (Cost - $7,310,967)				7,662,534

MORTGAGE-BACKED SECURITIES - 1.6%
FHLMC - 0.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/32	103,787	106,889
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	92,722	103,043
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/35-6/1/36	184,376	200,419

Total FHLMC				410,351

FNMA - 0.8%
Federal National Mortgage Association (FNMA)	5.000%	5/1/18	62,770	66,881
Federal National Mortgage Association (FNMA)	6.000%	6/1/22-9/1/37	100,365	111,710
Federal National Mortgage Association (FNMA)	5.500%	1/1/24-6/1/36	151,394	166,324
Federal National Mortgage Association (FNMA)	6.500%	2/1/37	27,202	30,520

Total FNMA				375,435

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $718,780)				785,786

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.7%
U.S. Government Agencies - 3.4%
Federal Farm Credit Bank (FFCB), Bonds	2.070%	9/27/21	125,000	119,870

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.000%	8/25/16	$130,000	$134,300
Federal Home Loan Mortgage Corp. (FHLMC), Notes	3.750%	3/27/19	120,000	131,040
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.250%	10/2/19	75,000	71,930
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	1/13/22	560,000	549,480
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	365,000	502,937
Federal National Mortgage Association (FNMA), Notes	1.150%	12/12/18	150,000	145,755

Total U.S. Government Agencies				1,655,312

U.S. Government Obligations - 2.3%
U.S. Treasury Bonds	3.500%	2/15/39	176,000	176,633
U.S. Treasury Bonds	4.375%	11/15/39	242,000	279,434
U.S. Treasury Notes	2.250%	11/30/17	70,000	72,540
U.S. Treasury Notes	2.625%	8/15/20	545,000	560,584

Total U.S. Government Obligations				1,089,191

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,607,990)				2,744,503

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $31,692,385)				45,802,423

SHORT-TERM INVESTMENTS - 4.7%
U.S. Treasury Bills - 0.3%
U.S. Treasury Bills (Cost - $139,999)	0.018%	4/17/14	140,000	139,998	(b)

Repurchase Agreements - 4.4%
Interest in $263,033,000 joint tri-party repurchase agreement dated 3/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $2,102,003; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.500% due 8/15/15 to 2/15/44; Market Value - $2,164,281) (Cost - $2,102,000)	0.050%	4/1/14	2,102,000	2,102,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,241,999)				2,241,998

TOTAL INVESTMENTS - 100.2% (Cost - $33,934,384#)				48,044,421
Liabilities in Excess of Other Assets - (0.2)%				(73,620)

TOTAL NET ASSETS - 100.0%				$47,970,801

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$33,254,423	—	—	$33,254,423
Asset-backed securities	—	$232,914	—	232,914
Collateralized mortgage obligations	—	1,122,263	—	1,122,263
Corporate bonds & notes	—	7,662,534	—	7,662,534
Mortgage-backed securities	—	785,786	—	785,786
U.S. government & agency obligations	—	2,744,503	—	2,744,503

Total long-term investments	$33,254,423	$12,548,000	—	$45,802,423

Short-term investments†	—	2,241,998	—	2,241,998

Total investments	$33,254,423	$14,789,998	—	$48,044,421

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying

Notes to Schedule of Investments (unaudited) (continued)

mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,189,456
Gross unrealized depreciation	(79,419)

Net unrealized appreciation	$14,110,037

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2014, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2014